Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Disclosure [Abstract]
Supplemental Cash Flow Disclosures
32.
Supplemental cash flow disclosures

	Year ended December 31
	2023	2022
Cash provided by (used in):
Accounts receivable	15,096	(5,815)
Biological assets	(4,888)	533
Inventory	(17,411)	4,243
Prepaid expenses and deposits	(3,515)	5,782
Assets held for sale	2,081	—
Investments	692	918
Right of use assets	(3,450)	(17,510)
Property, plant and equipment	(97)	38
Accounts payable and accrued liabilities	(20,809)	(27,864)
Lease liabilities	3,496	19,296
	(28,805)	(20,379)

Changes in non-cash working capital relating to:
Operating	(32,875)	(22,073)
Investing	4,028	74
Financing	42	1,620
	(28,805)	(20,379)